Segment Disclosures	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment Disclosures
Note 9. Segment Disclosures
We operate in two reportable business segments: (i) self storage operations and (ii) our Managed REIT Platform business. Our self storage operations consist of our wholly-owned self storage facilities, primarily consisting of month-to-month
rental revenue and related ancillary revenue that these self storage facilities produce. Our Managed REIT Platform business consists of the various management services we perform for the Managed REITs, including the services performed related to our property management, asset management, and construction and development management contracts. The reportable segments offer different products and services to different customers and are therefore managed separately.
The chief operating decision maker (“CODM”) is our
chief executive officer
. Our CODM and other management regularly evaluate performance based upon segment operating income (“SOI”). For our self storage operations, SOI is defined as leasing and related revenues, less property level operating expenses. SOI for the Company’s Managed REIT Platform business represents Managed REIT Platform revenues less Managed REIT Platform expenses. Our CODM uses SOI when making decisions about allocating capital and personnel to the various segments. Property operating expenses represents a significant segment expense for purposes of evaluating performance of our self storage operations. Managed REIT Platform expense represents a significant segment expense for purposes of evaluating performance of the Company’s Managed REIT Platform. Such income statement amounts are reflected below in the calculation of SOI. On a quarterly basis, our CODM considers budget-to-actual
and
period-to-period
variances when evaluating company and segment performance in addition to other interim reviews.

The following tables summarize information for the reportable segments for the periods presented (in thousands):

	Year Ended December 31, 2024
	Self Storage	Managed REIT Platform	Corporate and Other	Total
Revenues:
Self storage rental revenue	$209,579	$—	$—	$209,579
Ancillary operating revenue	9,397	—	—	9,397
Managed REIT Platform revenue	—	11,383	—	11,383
Reimbursable costs from Managed REITs	—	6,647	—	6,647

Total revenues	218,976	18,030	—	237,006

Operating expenses:
Property operating expenses
Property taxes	21,070	—	—	21,070
Payroll	16,731	—	—	16,731
Advertising	5,664	—	—	5,664
Repairs & Maintenance	5,483	—	—	5,483
Utilities	5,090	—	—	5,090
Property Insurance	5,407	—	—	5,407
Administrative and professional	11,239	—	—	11,239

Total property operating expenses	70,684	—	—	70,684
Managed REIT Platform expense	—	3,982	—	3,982
Reimbursable costs from Managed REITs	—	6,647	—	6,647

Segment operating income	148,292	7,401	—	155,693

Other operating expenses:
General and administrative	—	—	29,948	29,948
Depreciation	54,218	—	957	55,175
Intangible amortization expense	810	125	—	935
Acquisition expenses	413	—	—	413

Total other operating expenses	55,441	125	30,905	86,471

Income (loss) from operations	92,851	7,276	(30,905)	69,222
Other income (expense):
Equity in earnings (losses) from investments in JV Properties	—	—	(1,380)	(1,380)
Equity in earnings (losses) from investments in Managed REITs	—	(1,414)	—	(1,414)
Other, net	(1,204)	—	(78)	(1,282)
Interest income	942	2,305	—	3,247
Interest expense	(71,868)	(292)	(165)	(72,325)
Loss on debt extinguishment	(471)	—	—	(471)
Income tax (expense) benefit	(1,175)	(265)	(44)	(1,484)

Net income (loss)	$19,075	$7,610	$(32,572)	$(5,887)

	Year Ended December 31, 2023
	Self Storage	Managed REIT Platform	Corporate and Other	Total
Revenues:
Self storage rental revenue	$206,494	$—	$—	$206,494
Ancillary operating revenue	8,827	—	—	8,827
Managed REIT Platform revenue	—	11,906	—	11,906
Reimbursable costs from Managed REITs	—	5,765	—	5,765

Total revenues	215,321	17,671	—	232,992

Operating expenses:
Property operating expenses
Property taxes	19,940	—	—	19,940
Payroll	15,775	—	—	15,775
Advertising	5,145	—	—	5,145
Repairs & Maintenance	4,749	—	—	4,749
Utilities	5,070	—	—	5,070
Property Insurance	4,297	—	—	4,297
Administrative and professional	10,387	—	—	10,387

Total property operating expenses	65,363	—	—	65,363
Managed REIT Platform expense	—	3,365	—	3,365
Reimbursable costs from Managed REITs	—	5,764	—	5,764

Segment operating income	149,958	8,542	—	158,500

Other operating expenses:
General and administrative	—	—	27,452	27,452
Depreciation	52,754	—	882	53,636
Intangible amortization expense	6,398	196	—	6,594
Acquisition expenses	193	—	—	193

Total other operating expenses	59,345	196	28,334	87,875

Income (loss) from operations	90,613	8,346	(28,334)	70,625
Other income (expense):
Equity in earnings (losses) from investments in JV Properties	—	—	(1,625)	(1,625)
Equity in earnings (losses) from investments in Managed REITs	—	(1,273)	—	(1,273)
Other, net	(149)	367	(449)	(231)
Interest income	367	2,993	—	3,360
Interest expense	(61,636)	—	(169)	(61,805)
Income tax (expense) benefit	2,401	(197)	392	2,596

Net income (loss)	$31,596	$10,236	$(30,185)	$11,647

	Year Ended December 31, 2022
	Self Storage	Managed REIT Platform	Corporate and Other	Total
Revenues:
Self storage rental revenue	$191,750	$—	$—	$191,750
Ancillary operating revenue	8,446	—	—	8,446
Managed REIT Platform revenue	—	7,819	—	7,819
Reimbursable costs from Managed REITs	—	4,628	—	4,628

Total revenues	200,196	12,447	—	212,643

Operating expenses:
Property operating expenses
Property taxes	17,627	—	—	17,627
Payroll	13,997	—	—	13,997
Advertising	4,755	—	—	4,755
Repairs & Maintenance	4,658	—	—	4,658
Utilities	4,922	—	—	4,922
Property Insurance	3,020	—	—	3,020
Administrative and professional	9,458	—	—	9,458

Total property operating expenses	58,437	—	—	58,437
Managed REIT Platform expense	—	2,485	—	2,485
Reimbursable costs from Managed REITs	—	4,628	—	4,628

Segment operating income	141,759	5,334	—	147,093

Other operating expenses:
General and administrative	—	—	28,254	28,254
Depreciation	48,504	—	914	49,418
Intangible amortization expense	14,728	473	—	15,201
Acquisition expenses	888	—	—	888
Contingent earnout adjustment	—	1,514	—	1,514
Write-off of equity interest and preexisting relationships in SST IV upon acquisition of control	—	2,050	—	2,050

Total other operating expenses	64,120	4,037	29,168	97,325

Gain on equity interests upon acquisition	—	16,101	—	16,101

Income (loss) from operations	77,639	17,398	(29,168)	65,869
Other income (expense):
Equity in earnings (losses) from investments in JV Properties	—	—	(760)	(760)
Equity in earnings (losses) from investments in Managed REITs	—	(930)	—	(930)
Other, net	(220)	(681)	(97)	(998)
Interest income	10	1,767	61	1,838
Interest expense	(41,339)	—	(173)	(41,512)
Loss on debt extinguishment	(2,393)	—	—	(2,393)
Income tax (expense) benefit	36	563	(44)	555

Net income (loss)	$33,733	$18,117	$(30,181)	$21,669

The following table summarizes our total assets by segment (in thousands):

Segments	December 31, 2024	December 31, 2023
Self Storage (1)	$1,915,303	$1,798,510
Managed REIT Platform (2)	63,700	41,761
Corporate and Other	63,064	55,370

Total assets (3)	$2,042,067	$1,895,641

(1)
Included in the assets of the Self Storage segment as of December 31, 2024 and 2023 were approximately $52.2 million of goodwill. Additionally, as of December 31, 2024 and 2023 there were no accumulated impairment charges to goodwill within the Self Storage segment.

(2)
Included in the assets of the Managed REIT Platform segment as of December 31, 2024 and 2023, was approximately $1.4 million of goodwill. Such goodwill is net of accumulated impairment charges in the Managed REIT Platform segment of approximately $24.7 million, which relates to the impairment charge recorded during the year ended December 31, 2020.

(3)
Other than our investments in and advances to Managed REITs and investments in JV properties, substantially all of our investments in real estate facilities and intangible assets as well as our capital expenditures for the years ended and as of December 31, 2024 and 2023, respectively, were associated with our self storage platform. Please see Note 3 – Real Estate of the Notes to the Consolidated Financial Statements for additional detail.

As of December 31, 2024 and 2023, approximately $155 million and $174 million, respectively, of our assets in the self storage segment related to our operations in Canada. For the years ended December 31, 2024, 2023, and 2022, approximately $22.6 million, $22.1 million, and $21.5 million, respectively, of our revenues in the self storage segment related to our operations in Canada. Substantially all of our operations related to the management fees we generate through our management contracts with the Managed REITs are performed in the U.S.; accordingly substantially all of our assets and revenues related to our Managed REIT segment are based in the U.S. as well.
As of December 31, 2024 and 2023, approximately $32.8 million and $35.8 million, respectively, of our assets in the Corporate and Other segment table above relate to our Canadian JV Properties which operate in Canada. For the years ended December 31, 2024, 2023, and 2022, approximately $1.4 million, $1.6 million, and $0.8 million of losses, respectively, relate to these Canadian JV Properties’ operations in Canada.